Derivative financial instruments (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Financial Treasury Bills - LFT	R$ 23,592,560	R$ 20,960,140
National Treasury Bills - LTN	6,891,750	2,122,045
National Treasury Notes - NTN	4,775,236	4,988,403
Total	R$ 35,259,546	R$ 28,070,588